                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08388
                                  ---------------------------------------------

                     MORGAN STANLEY ASIA-PACIFIC FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                              SEMI-ANNUAL REPORT

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
                                                              JUNE 30, 2004

DIRECTORS
CHARLES A. FIUMEFREDDO     JOSEPH J. McALINDEN
MICHAEL BOZIC              VICE PRESIDENT

EDWIN J. GARN              BARRY FINK
WAYNE E. HEDIEN            VICE PRESIDENT

JAMES F. HIGGINS           STEFANIE V. CHANG
DR. MANUEL H. JOHNSON      VICE PRESIDENT

JOSEPH J. KEARNS           AMY R. DOBERMAN
MICHAEL NUGENT             VICE PRESIDENT

FERGUS REID                JAMES W. GARRETT
                           TREASURER AND CHIEF
OFFICERS                   FINANCIAL OFFICER         [MORGAN STANLEY LOGO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD      MICHAEL J. LEARY
                           ASSISTANT TREASURER
MITCHELL M. MERIN
PRESIDENT                  MARY E. MULLIN
                           SECRETARY                 MORGAN STANLEY
RONALD E. ROBISON                                    ASIA-PACIFIC FUND, INC.
EXECUTIVE VICE PRESIDENT
AND PRINCIPAL EXECUTIVE
OFFICER

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE       MORGAN STANLEY
FUND'S NET ASSET VALUE PER SHARE AND INFORMATION     INVESTMENT MANAGEMENT INC.
REGARDING THE INVESTMENTS COMPRISING THE FUND'S      INVESTMENT ADVISER
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR
WEBSITE AT www.morganstanley.com/im.

(C)2004 MORGAN STANLEY

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

LETTER TO STOCKHOLDERS
                                         Overview

PERFORMANCE

For the six months ended June 30, 2004, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 5.48%, compared with 4.75% for its benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan Net and All-Country Asia-Pacific Free ex-Japan Net (the "Index"), with each index weighted equally. On June 30, 2004, the closing price of the Fund shares on the New York Stock Exchange was $11.25, representing a 13.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - The Fund's outperformance over the six-month period was largely attributable to stock selection in Japan and India.

   - Within the Japanese market, performance was supported in particular by stock selection and overweight positions within the materials and consumer durables sectors relative to the Index. These sectors performed well as investors shifted their focus to earnings growth potential from momentum and improved domestic consumer spending drove the country's economic recovery.

   - Profit margins and return on assets of Japanese companies are hitting post bubble highs for select Japanese companies and with recent worries about the global economy, China's economic slowdown, interest rates and finally elections, investors will likely focus on companies with the highest quality and most visible earnings.

   - The cyclical economy is now showing signs of permeating into the domestic Japanese economy and real household spending in May rose 5.6%, the highest growth rate in 21 years.

MANAGEMENT STRATEGIES

   - Despite the downdraft in Asia ex-Japan, we find the economic outlook for the region is structurally on a sounder footing and liquidity conditions extremely favorable, even though the momentum of growth has certainly peaked.

   - Exports into China and the U.S. continue to grow at a steady pace and domestic demand has stayed robust in most Asian countries except for South Korea.

   - We believe the Asian economies are in much better shape than a decade ago, with huge current account surpluses, a healthier backing system and reduced external debt levels.

   - Outside of China, investment to gross domestic product has been on a decline and capacity utilizations are rising; we believe that we are likely to see an investment pickup in many Asian countries.

   - Over the last several months, the correlation of buying Japanese stocks with the movement of U.S. stocks has begun to break down, resulting in a view that Japan's domestic demand may grow regardless of the world trade environment and Japanese equities may continue to rise based on relatively favorable valuations and growth rate. Our view is that investors will need to become more selective than the past year, look to companies with cash assets and discriminate between liquidity driven stocks and those with visible earning.


Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President--
Principal Executive Officer
                                                                       July 2004

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

STATEMENT OF NET ASSETS
                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS(97.0%)
(UNLESS OTHERWISE NOTED)
================================================================================
AUSTRALIA(8.8%)
AIRLINES
  Qantas Airways Ltd.                                      790,650   $     1,946
--------------------------------------------------------------------------------
BEVERAGES
  Coca-Cola Amatil Ltd.                                    223,450         1,083
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Australia & New Zealand
    Banking Group Ltd.                                     471,959         6,031
  National Australia Bank Ltd.                             167,950         3,503
--------------------------------------------------------------------------------
                                                                           9,534
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Downer EDI Ltd.                                          634,000         1,418
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING
  Amcor Ltd.                                               262,150         1,277
--------------------------------------------------------------------------------
INSURANCE
  AMP Ltd.                                                 780,300         3,453
  Promina Group Ltd.                                       556,900         1,557
  QBE Insurance Group Ltd.                                 298,100         2,667
--------------------------------------------------------------------------------
                                                                           7,677
--------------------------------------------------------------------------------
MEDIA
  News Corp., Ltd.                                         508,900         4,511
--------------------------------------------------------------------------------
METALS & MINING
  BHP Billiton Ltd.                                        764,277         6,695
  Rio Tinto Ltd.                                           201,200         5,056
--------------------------------------------------------------------------------
                                                                          11,751
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Billabong International Ltd.                             268,900         1,553
--------------------------------------------------------------------------------
                                                                          40,750
================================================================================
CHINA(1.1%)
INSURANCE
  Ping An Insurance Group Co. of
    China Ltd., 'H'                                     (a)569,000           773
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  Sina Corp.                                             (a)26,900           888
  Tom Online, Inc.                                    (a)3,085,000           522
--------------------------------------------------------------------------------
                                                                           1,410
--------------------------------------------------------------------------------
METALS & MINING
  Yanzhou Coal Mining Co., Ltd., 'H'                       266,000           290
--------------------------------------------------------------------------------
MULTILINE RETAIL
  Lianhua Supermarket Holdings
    Co., Ltd., 'H'                                         435,000           438
  Wumart Stores, Inc., 'H'                              (a)220,000           423
--------------------------------------------------------------------------------
                                                                             861
--------------------------------------------------------------------------------
OIL & GAS
  Sinopec Zhenhai Refining &
    Chemical Co., Ltd., 'H'                              1,590,000   $     1,529
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Hainan Meilan International
    Airport Co., Ltd., 'H'                                 475,000           362
--------------------------------------------------------------------------------
                                                                           5,225
================================================================================
HONG KONG(7.2%)
AIRLINES
  Cathay Pacific Airways Ltd.                               75,000           141
--------------------------------------------------------------------------------
BUILDING PRODUCTS
  Asia Aluminum Holdings Ltd.                            7,298,000           711
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  CITIC International Financial
    Holdings Ltd.                                        1,189,000           435
  Industrial & Commercial Bank
    of China (Asia) Ltd.                                   868,000         1,124
--------------------------------------------------------------------------------
                                                                           1,559
--------------------------------------------------------------------------------
DISTRIBUTORS
  Li & Fung Ltd.                                           648,000           947
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Swire Pacific Ltd., 'A'                                  361,000         2,337
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Kingboard Chemicals
    Holdings Ltd.                                          324,000           563
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES
  Moulin International
    Holdings Ltd.                                        1,616,000           989
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Grande Holdings Ltd.                                     857,000           835
  Techtronic Industries Co.                                832,000         1,328
--------------------------------------------------------------------------------
                                                                           2,163
--------------------------------------------------------------------------------
MEDIA
  Television Broadcasts Ltd.                                66,000           283
--------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                             3,610,000         1,527
--------------------------------------------------------------------------------
REAL ESTATE
  Great Eagle Holdings Ltd.                              1,364,000         2,107
  Henderson Land Development
    Co., Ltd.                                            1,327,000         5,717
  HongKong Land Holdings Ltd.                              790,000         1,232
  Hysan Development Co., Ltd.                            2,321,000         3,452
  New World Development Ltd.                             2,066,800         1,524
--------------------------------------------------------------------------------
                                                                          14,032
--------------------------------------------------------------------------------
SPECIALTY RETAIL
  Esprit Holdings Ltd.                                   1,625,500         7,273
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
HONG KONG (CONT'D)
TEXTILES, APPAREL & LUXURY GOODS
  Fountain Set Holdings Ltd.                             1,258,000   $       839
--------------------------------------------------------------------------------
                                                                          33,364
================================================================================
INDIA(2.9%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                   156,075         1,723
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  State Bank of India Ltd.                              (b)145,235         1,433
  Union Bank of India Ltd.                               1,392,000         1,750
--------------------------------------------------------------------------------
                                                                           3,183
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                            171,937         1,877
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Voltas Ltd.                                              230,000           525
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Hindustan Lever Ltd.                                     182,000           504
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Amtek Auto Ltd.                                           94,000         1,044
--------------------------------------------------------------------------------
MARINE
  Alok Industries Ltd.                                   1,390,000         1,516
--------------------------------------------------------------------------------
METALS & MINING
  Jindal Steel & Power Ltd.                                 32,381           313
  Tata Iron & Steel Co., Ltd.                                  110             1
  Welspun-Gujarat Stahl Ltd.                            (a)895,000           566
--------------------------------------------------------------------------------
                                                                             880
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Arvind Mills Ltd.                                     (a)891,000         1,322
  Raymond Ltd.                                             262,700         1,078
--------------------------------------------------------------------------------
                                                                           2,400
--------------------------------------------------------------------------------
                                                                          13,652
================================================================================
INDONESIA(2.2%)
AUTOMOBILES
  Astra International Tbk PT                             4,125,000         2,415
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Bank Central Asia Tbk PT                               3,960,000           790
  Bank Internasional Indonesia
    Tbk PT                                           (a)81,850,000         1,263
  Bank Mandiri Persero Tbk PT                            7,358,500           920
  Bank Rakyat Indonesia                               (a)5,835,500         1,041
--------------------------------------------------------------------------------
                                                                           4,014
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Indocement Tunggal Prakarsa
    Tbk PT                                            (a)4,959,500           752
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia
    Tbk PT                                            (a)1,579,500         1,244
--------------------------------------------------------------------------------
METALS & MINING
  Bumi Resources Tbk PT                                 17,494,000   $     1,071
--------------------------------------------------------------------------------
MULTILINE RETAIL
  Ramayana Lestari Sentosa
    Tbk PT                                            (a)1,607,000           761
--------------------------------------------------------------------------------
                                                                          10,257
================================================================================
JAPAN(51.8%)
AUTOMOBILES
  Nissan Motor Co., Ltd.                                   660,000         7,356
  Suzuki Motor Corp.                                       267,000         4,715
  Toyota Motor Corp.                                       194,300         7,891
  Yamaha Motor Co., Ltd.                                   200,000         3,122
--------------------------------------------------------------------------------
                                                                          23,084
--------------------------------------------------------------------------------
BUILDING PRODUCTS
  Daikin Industries Ltd.                                   221,000         5,950
  Sanwa Shutter Corp.                                      352,000         1,885
--------------------------------------------------------------------------------
                                                                           7,835
--------------------------------------------------------------------------------
CHEMICALS
  Daicel Chemical Industries Ltd.                          695,000         3,659
  Denki Kagaku Kogyo KK                                  1,038,000         3,691
  Kaneka Corp.                                             540,000         5,125
  Lintec Corp.                                             170,000         2,552
  Mitsubishi Chemical Corp.                              1,179,000         3,142
  Nifco, Inc.                                              193,000         3,064
  Shin-Etsu Polymer Co., Ltd.                              347,000         2,057
  Toyo Ink Manufacturing Co.,
    Ltd.                                                   300,000         1,188
--------------------------------------------------------------------------------
                                                                          24,478
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Dai Nippon Printing Co., Ltd.                            210,000         3,363
  Nissha Printing Co., Ltd.                                 63,000         1,009
--------------------------------------------------------------------------------
                                                                           4,372
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Fujitsu Ltd.                                             952,000         6,727
  Mitsumi Electric Co., Ltd.                               221,500         2,568
  NEC Corp.                                                765,000         5,398
  Toshiba Corp.                                          1,400,000         5,647
--------------------------------------------------------------------------------
                                                                          20,340
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Kyudenko Corp.                                           220,000         1,104
  Obayashi Corp.                                           582,000         3,139
  Sanki Engineering Co., Ltd.                               74,000           540
--------------------------------------------------------------------------------
                                                                           4,783
--------------------------------------------------------------------------------
CONSUMER FINANCE
  Hitachi Capital Corp.                                    214,300         3,997
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Nippon Telegraph & Telephone
    Corp.                                                      836         4,478
--------------------------------------------------------------------------------

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
JAPAN (CONT'D)
ELECTRIC UTILITIES
  Tokyo Electric Power Co., Inc.
    (The)                                                  155,100   $     3,527
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Furukawa Electric Co., Ltd.                           (a)414,000         1,773
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hitachi High-Technologies Corp.                           70,000           953
  Hitachi Ltd.                                             790,000         5,451
  Kyocera Corp.                                             60,000         5,105
  Ryosan Co., Ltd.                                         133,000         3,049
  TDK Corp.                                                 65,200         4,961
--------------------------------------------------------------------------------
                                                                          19,519
--------------------------------------------------------------------------------
FOOD & STAPLES
  FamilyMart Co., Ltd.                                     140,300         4,589
--------------------------------------------------------------------------------
FOOD PRODUCTS
  House Foods Corp.                                        128,000         1,813
  Nippon Meat Packers, Inc.                                200,000         2,470
--------------------------------------------------------------------------------
                                                                           4,283
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Casio Computer Co., Ltd.                                 325,000         4,933
  Matsushita Electric Industrial
    Co., Ltd.                                              469,000         6,675
  Rinnai Corp.                                              78,700         2,401
  Sangetsu Co., Ltd.                                        12,000           307
  Sansui Electric Co., Ltd.                             (a)428,500           134
  Sekisui Chemical Co., Ltd.                               500,000         4,231
  Sekisui House Ltd.                                       351,000         3,906
  Sony Corp.                                               120,700         4,558
--------------------------------------------------------------------------------
                                                                          27,145
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Fuji Photo Film Co., Ltd.                                150,000         4,713
  Yamaha Corp.                                             281,000         4,622
--------------------------------------------------------------------------------
                                                                           9,335
--------------------------------------------------------------------------------
MACHINERY
  Amada Co., Ltd.                                          508,000         3,361
  Daifuku Co., Ltd.                                        450,000         2,303
  Fuji Machine Manufacturing
    Co., Ltd.                                              156,000         1,813
  Fujitec Co., Ltd.                                        178,000           908
  Kurita Water Industries Ltd.                             260,000         3,571
  Minebea Co., Ltd.                                        504,000         2,352
  Mitsubishi Heavy Industries Ltd.                       1,500,000         4,080
  Tsubakimoto Chain Co.                                    580,000         1,993
--------------------------------------------------------------------------------
                                                                          20,381
--------------------------------------------------------------------------------
MEDIA
  Toho Co., Ltd.                                            75,000         1,093
--------------------------------------------------------------------------------
OFFICE ELECTRONICS
  Canon, Inc.                                              131,000   $     6,921
  Ricoh Co., Ltd.                                          330,000         7,035
--------------------------------------------------------------------------------
                                                                          13,956
--------------------------------------------------------------------------------
PHARMACEUTICALS
  Ono Pharmaceutical Co., Ltd.                             104,000         4,902
  Sankyo Co., Ltd.                                         226,000         4,911
  Yamanouchi Pharmaceutical
    Co., Ltd.                                              154,000         5,193
--------------------------------------------------------------------------------
                                                                          15,006
--------------------------------------------------------------------------------
REAL ESTATE
  Mitsubishi Estate Co., Ltd.                              245,000         3,048
--------------------------------------------------------------------------------
ROAD & RAIL
  East Japan Railway Co.                                       769         4,324
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Rohm Co., Ltd.                                            21,200         2,544
--------------------------------------------------------------------------------
SOFTWARE
  Nintendo Co., Ltd.                                        55,000         6,393
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Nisshinbo Industries, Inc.                               265,000         1,999
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
  Mitsubishi Corp.                                         445,000         4,334
  Nagase & Co., Ltd.                                       197,000         1,809
--------------------------------------------------------------------------------
                                                                           6,143
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Mitsubishi Logistics Corp.                               111,000         1,055
--------------------------------------------------------------------------------
                                                                         239,480
================================================================================
NEW ZEALAND (0.4%)
BUILDING PRODUCTS
  Fletcher Building Ltd.                                   241,800           700
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Carter Holt Harvey Ltd.                                  843,000         1,110
--------------------------------------------------------------------------------
                                                                           1,810
================================================================================
SINGAPORE (3.1%)
AIRLINES
  Singapore Airlines Ltd.                                  438,000         2,856
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Oversea-Chinese Banking Corp.                            491,000         3,458
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Unisteel Technology Ltd.                               1,401,000         1,085
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Venture Corp., Ltd.                                      171,000         1,792
--------------------------------------------------------------------------------
MARINE
  Neptune Orient Lines Ltd.                                970,000         1,332
--------------------------------------------------------------------------------
REAL ESTATE
  CapitaCommercial Trust REIT                            (a)54,800            34
  CapitaLand Ltd.                                        1,464,000         1,168

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
SINGAPORE (CONT'D)
REAL ESTATE (CONT'D)
  City Developments Ltd.                                (a)380,000   $     1,194
--------------------------------------------------------------------------------
                                                                           2,396
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  SembCorp Logistics Ltd.                                  537,800           576
--------------------------------------------------------------------------------
WATER UTILITIES
  Hyflux Ltd.                                              910,000           784
--------------------------------------------------------------------------------
                                                                          14,279
================================================================================
SOUTH KOREA(8.5%)
AIRLINES
  Korean Air Lines Co., Ltd.                            (a)141,460         1,838
--------------------------------------------------------------------------------
AUTO COMPONENTS
  Hankook Tire Co., Ltd.                                   397,820         3,480
  Hyundai Mobis                                             71,790         3,190
--------------------------------------------------------------------------------
                                                                           6,670
--------------------------------------------------------------------------------
CAPITAL MARKETS
  Daishin Securities Co., Ltd.                              94,590         1,069
  LG Investment & Securities
    Co., Ltd.                                           (a)224,640         1,609
--------------------------------------------------------------------------------
                                                                           2,678
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Pusan Bank                                               179,800           997
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung SDI Co., Ltd.                                     75,820         7,979
--------------------------------------------------------------------------------
FOOD PRODUCTS
  Orion Corp.                                               21,930         1,356
--------------------------------------------------------------------------------
MACHINERY
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                   45,590           551
  Hyundai Mipo Dockyard
    Co., Ltd.                                           (a)122,785         1,882
  STX Shipbuilding Co., Ltd.                                55,320           580
--------------------------------------------------------------------------------
                                                                           3,013
--------------------------------------------------------------------------------
MULTILINE RETAIL
  Hyundai Department Store Co.,
    Ltd.                                                    66,550         1,652
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Samsung Electronics Co., Ltd.                             22,687         9,374
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Cheil Industrial, Inc.                                   128,440         1,491
--------------------------------------------------------------------------------
TOBACCO
  KT&G Corp.                                                45,660         1,056
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                       6,460         1,063
--------------------------------------------------------------------------------
                                                                          39,167
================================================================================
TAIWAN(7.7%)
AUTO COMPONENTS
  Cheng Shin Rubber Industry
    Co., Ltd.                                              537,000   $       704
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  China Development Financial
    Holding Corp.                                        2,589,000         1,327
  Chinatrust Financial Holding
    Co., Ltd.                                            3,084,037         3,445
  Taishin Financial Holdings Co.,
    Ltd.                                                 2,133,000         1,760
--------------------------------------------------------------------------------
                                                                           6,532
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Acer, Inc.                                               772,310         1,088
  Infortrend Technology, Inc.                              644,600         1,844
--------------------------------------------------------------------------------
                                                                           2,932
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                             1,812,000           896
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Taiwan Cement Corp.                                    2,427,000         1,099
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Polaris Securities Co., Ltd.                        (a)1,375,760           725
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Asia Vital Components Co., Ltd.                          535,000           615
  Catcher Technology Co., Ltd.                             231,000           740
  Phoenixtec Power Co., Ltd.                            (a)981,885           965
  Richtek Technology Corp.                              (a)125,000           363
  Waffer Technology Co., Ltd.                              620,000         1,256
--------------------------------------------------------------------------------
                                                                           3,939
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co.,
    Ltd.                                                   551,440         2,053
  Ya Hsin Industrial Co., Ltd.                           1,131,000         1,398
--------------------------------------------------------------------------------
                                                                           3,451
--------------------------------------------------------------------------------
INSURANCE
  Cathay Financial Holding Co.,
    Ltd.                                                   275,000           496
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Asia Optical Co., Inc.                                   426,600         2,593
  Largan Precision Co., Ltd.                               250,430         2,402
--------------------------------------------------------------------------------
                                                                           4,995
--------------------------------------------------------------------------------
MARINE
  Evergreen Marine Corp.                                 1,654,940         1,400
  Taiwan Navigation Co., Ltd.                              353,000           245
--------------------------------------------------------------------------------
                                                                           1,645
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Faraday Technology Corp.                                 375,000           704
  MediaTek, Inc.                                           249,000         1,988

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
TAIWAN (CONT'D)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT'D)
  Novatek Microelectronics
    Corp., Ltd.                                            399,250   $     1,320
  Sunplus Technology Co., Ltd.                           1,033,000         1,800
--------------------------------------------------------------------------------
                                                                           5,812
--------------------------------------------------------------------------------
SOFTWARE
  Chaun-Choung Technology
    Corp.                                                  120,000           229
  Cyberlink Corp.                                          324,000           801
  Springsoft, Inc.                                         509,000         1,167
--------------------------------------------------------------------------------
                                                                           2,197
--------------------------------------------------------------------------------
SPECIALTY RETAIL
  Tsann Kuen Enterprise Co., Ltd.                          304,000           380
--------------------------------------------------------------------------------
                                                                          35,803
================================================================================
THAILAND(3.3%)
AIRLINES
  Thai Airways International PCL
    (Foreign)                                              875,700         1,209
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Bangkok Bank PCL (Foreign)                       (a)(b)1,040,300         2,503
  Bangkok Bank PCL NVDR                                 (a)244,900           562
  Kasikornbank PCL (Foreign)                          (a)1,209,700         1,537
  Kasikornbank PCL NVDR                              (a)(b)401,800           496
  Krung Thai Bank PCL (Foreign)                          3,430,300           922
  Siam Commercial Bank
    PCL (Foreign)                                       (b)573,000           647
--------------------------------------------------------------------------------
                                                                           6,667
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Italian-Thai Development PCL
    (Foreign)                                            3,504,000           864
  Sino Thai Engineering &
    Construction PCL (Foreign)                           3,141,600           852
--------------------------------------------------------------------------------
                                                                           1,716
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Land & Houses PCL (Foreign)                            2,988,000           712
--------------------------------------------------------------------------------
METALS & MINING
  Banpu PCL (Foreign)                                      182,900           594
--------------------------------------------------------------------------------
OIL & GAS
  PTT PCL (Foreign)                                        275,000         1,034
--------------------------------------------------------------------------------
REAL ESTATE
  Asian Property Development
    PCL                                                  9,160,300           967
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Info Service PCL
    (Foreign)                                              538,400         1,197
  Total Access Communication
    PCL                                                 (a)368,000   $       953
--------------------------------------------------------------------------------
                                                                           2,150
--------------------------------------------------------------------------------
                                                                          15,049
================================================================================
TOTAL COMMON STOCKS
  (Cost $391,935)                                                        448,836
================================================================================
PREFERRED STOCKS (1.3%)
AUSTRALIA (0.4%)
MEDIA
  News Corp., Ltd.                                         229,800         1,888
--------------------------------------------------------------------------------
SOUTH KOREA (0.9%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Samsung Electronics Co., Ltd.                             15,630         4,102
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $3,434)                                                            5,990
================================================================================
INVESTMENT COMPANY (0.6%)

INDIA (0.6%)
DIVERSIFIED FINANCIAL SERVICES
  Morgan Stanley Growth Fund
  (Cost $1,744)                                       (c)9,491,200         2,760
================================================================================

                                                       NO. OF
                                                      WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.0%)
SINGAPORE (0.0%)
REAL ESTATE
  City Developments Ltd., expiring 5/10/06
    (Cost $@--)                                          (a)38,000            65
================================================================================

                                                        FACE
                                                      AMOUNT
                                                       (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.9%)

UNITED STATES (0.9%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $4,199
    (Cost $4,199)                                  $      (d)4,199         4,199
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $401,312)                                                    $   461,850
================================================================================

                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.8%)
  Foreign Currency
    (Cost $2,136)                                  $         2,136
  Receivable for Investments
    Sold                                                       965
  Dividends Receivable                                         502
  Tax Reclaim Receivable                                         5
  Other                                                         18         3,626
================================================================================
LIABILITIES (-0.6%)
  Payable For:
    Investments Purchased                                   (1,007)
    Bank Overdraft                                            (664)
    Dividends Declared                                        (432)
    Investment Advisory Fees                                  (369)
    Directors' Fees and
      Expenses                                                 (35)
    Custodian Fees                                             (33)
    Administrative Fees                                        (17)
  Other Liabilities                                           (196)       (2,753)
================================================================================
NET ASSETS (100%)
  Applicable to 35,743,072, issued and
    outstanding $ 0.01 par value shares
    (200,000,000 shares authorized)                                  $   462,723
================================================================================
NET ASSET VALUE PER SHARE                                            $     12.95
================================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                       $       357
  Paid-in Capital                                                        588,517
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                       (226)
  Accumulated Net Realized Gain (Loss)                                  (186,462)
  Unrealized Appreciation (Depreciation)
    on Investments, Foreign Currency Exchange
    Contracts and Translations                                            60,537
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $   462,723
================================================================================

(a)  Non-income producing.

(b) Security was valued at fair value - At June 30, 2004, the Fund held fair valued securities valued at $5,079,000 representing 1.1% of net assets.

(c) The Morgan Stanley Growth Fund, acquired at a cost of $1,744,059, is advised by an affiliate of the Adviser. During the six months ended June 30, 2004, there were no purchases or sales of this security. The Fund derived $313,690 of income from this security during the six months ended June 30, 2004, before any applicable withholding taxes.

(d) The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@    Value/Face Amount is less than $500.

NVDR Non-Voting Depositary Receipt

REIT Real Estate Investment Trust

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   The Fund had the following foreign currency exchange contract(s) open at period end:

                                                          NET
CURRENCY                            IN                 UNREALIZED
   TO                            EXCHANGE             APPRECIATION
DELIVER    VALUE   SETTLEMENT      FOR       VALUE   (DEPRECIATION)
 (000)     (000)      DATE        (000)      (000)       (000)
-------------------------------------------------------------------
US$    3   $   3     7/2/04     HKD     25   $   3   $   @--
US$  177     177     7/2/04     THB  7,260     177       @--
US$  182     182     7/2/04     THB  7,428     182       @--
SGD  101      59     7/2/04     US$     59   $  59       @--
-------------------------------------------------------------------
           $ 421                             $ 421   $   @--
===================================================================

HKD -- Hong Kong Dollar
SGD -- Singapore Dollar
THB -- Thai Baht

8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                      June 30, 2004 (unaudited)


                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                             PERCENT
                                                     VALUE    OF NET
INDUSTRY                                             (000)    ASSETS
--------------------------------------------------------------------
Commercial Banks                                $   35,944       7.8%
Electronic Equipment &
  Instruments                                       33,304       7.2
Household Durables                                  30,545       6.6
Automobiles                                         27,222       5.9
Chemicals                                           24,478       5.3
Machinery                                           23,394       5.1
Computers & Peripherals                             23,272       5.0
Semiconductors &
  Semiconductor Equipment                           21,832       4.7
Real Estate                                         20,508       4.4
Leisure Equipment & Products                        15,374       3.3
Pharmaceuticals                                     15,006       3.2
Metals & Mining                                     14,585       3.1
Office Electronics                                  13,956       3.0
Building Products                                    9,246       2.0
Insurance                                            8,946       1.9
Construction & Engineering                           8,813       1.9
Electrical Equipment                                 8,674       1.9
Software                                             8,590       1.9
Textiles, Apparel & Luxury Goods                     8,282       1.8
Airlines                                             7,990       1.7
Media                                                7,775       1.7
Specialty Retail                                     7,653       1.7
Auto Components                                      7,374       1.6
Trading Companies & Distributors                     6,143       1.3
Diversified Financial Services                       5,822       1.3
Diversified Telecommunication
  Services                                           5,722       1.2
Food Products                                        5,639       1.2
Food & Staples                                       4,589       1.0
Marine                                               4,493       1.0
Other                                               46,679      10.1
--------------------------------------------------------------------
                                                $  461,850      99.8%
====================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         Financial Statements

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2004
                                                                                                (UNAUDITED)
STATEMENT OF OPERATIONS                                                                               (000)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $306 of foreign taxes withheld)                                                $  4,461
  Interest                                                                                               36
===========================================================================================================
    TOTAL INCOME                                                                                      4,497
===========================================================================================================
EXPENSES
  Investment Advisory Fees                                                                            2,295
  Custodian Fees                                                                                        183
  Administrative Fees                                                                                    80
  Professional Fees                                                                                      77
  Stockholder Reporting Expenses                                                                         31
  Stockholder Servicing Fees                                                                             23
  Directors' Fees and Expenses                                                                            5
  Other Expenses                                                                                         42
===========================================================================================================
    TOTAL EXPENSES                                                                                    2,736
===========================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                    1,761
===========================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                        19,814
  Foreign Currency Transactions                                                                        (113)
===========================================================================================================
    NET REALIZED GAIN (LOSS)                                                                         19,701
===========================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                         2,443
  Foreign Currency Exchange Contracts and Translations                                                   (2)
===========================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                  2,441
===========================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                  22,142
===========================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 23,903
===========================================================================================================

                                                                        SIX MONTHS ENDED
                                                                           JUNE 30, 2004         YEAR ENDED
                                                                             (UNAUDITED)  DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                 (000)              (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                  $  1,761           $  1,824
  Net Realized Gain (Loss)                                                        19,701              4,558
  Change in Unrealized Appreciation (Depreciation)                                 2,441            129,547
===========================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               23,903            135,929
===========================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                             (432)            (3,175)
===========================================================================================================
Capital Share Transactions:
  Repurchase of Shares (48,614 and 230,477 shares, respectively)                    (522)            (1,797)
===========================================================================================================
  TOTAL INCREASE (DECREASE)                                                       22,949            130,957
===========================================================================================================
Net Assets:
  Beginning of Period                                                            439,774            308,817
===========================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
    OF) NET INVESTMENT INCOME OF $(226) AND $(1,555), RESPECTIVELY)             $462,723           $439,774
===========================================================================================================

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

SELECTED PER SHARE DATA AND RATIOS
                                         Financial Highlights

                                               SIX MONTHS
                                                  ENDED                          YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2004    ------------------------------------------------------------
                                               (UNAUDITED)       2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.29       $   8.57     $   9.24     $  10.82     $  15.26     $   8.73
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                        0.05+          0.05+        0.02+       (0.02)       (0.01)        0.01
Net Realized and Unrealized Gain (Loss)
  on Investments                                    0.62           3.75        (0.70)       (1.56)       (4.50)        6.44
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                0.67           3.80        (0.68)       (1.58)       (4.51)        6.45
---------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                            (0.01)         (0.09)       (0.01)          --        (0.22)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Shares
  Repurchased                                       0.00#          0.01         0.02         0.00#        0.29         0.12
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  12.95       $  12.29     $   8.57     $   9.24     $  10.82     $  15.26
===========================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD           $  11.25       $  10.85     $   7.20     $   7.49     $   8.69     $  11.81
===========================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                      3.80%**       51.87%       (3.77)%     (13.78)%     (24.66)%      69.32%
  Net Asset Value (1)                               5.48%**       44.48%       (7.12)%     (14.60)%     (27.37)%      75.39%
===========================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)           $462,723       $439,774     $308,817     $397,336     $621,505     $949,541
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets             1.19%*         1.26%        1.35%        1.39%        1.26%        1.29%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                0.77%*         0.51%        0.17%        0.19%       (0.07)%       0.10%
Portfolio Turnover Rate                               14%**          34%          37%          27%          35%          65%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.
+    Per share amount is based on average shares outstanding.
#    Amount is less than $0.005.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

NOTES TO FINANCIAL STATEMENTS
                                         June 30, 2004 (unaudited)

     The Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") was incorporated in Maryland on February 28, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

     foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities of issuers located in Asia which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Asian securities are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Asian securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

6. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

     case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

7. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in the public offerings. The issue price, or a portion thereof, is paid at the time of application and is reflected as share application money on the Statement of Net Assets, if any. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase & Co., through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

      2003 DISTRIBUTIONS               2002 DISTRIBUTIONS
          PAID FROM:                       PAID FROM:
            (000)                            (000)
------------------------------   ------------------------------
                     LONG-TERM                    LONG-TERM
         ORDINARY      CAPITAL      ORDINARY        CAPITAL
           INCOME         GAIN        INCOME           GAIN
---------------------------------------------------------------
           $3,175          $--          $277            $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                         June 30, 2004 (unaudited)

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED         UNDISTRIBUTED
      ORDINARY INCOME    LONG-TERM CAPITAL GAIN
           (000)                 (000)
-----------------------------------------------------
           $431                   $--
-----------------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $401,312,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $60,538,000 of which $98,761,000 related to appreciated securities and $38,223,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $205,795,000 available to offset future capital gains, of which $128,632,000 will expire on December 31, 2006, $73,333,000 will expire on December 31, 2009 and $3,830,000 will expire on December 31, 2010.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund did not defer any post-October losses to January 1, 2004, for U.S. Federal income tax purposes.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended June 30, 2004, the Fund made purchases and sales totaling approximately $65,266,000 and $68,130,000 respectively, of investment securities other than long-term U.S. Government securities, purchased options and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended June 30, 2004, the Fund incurred a combined total of $33,600 in brokerage commissions paid to affiliated broker dealers, of which $32,500 was paid to Morgan Stanley & Co. Incorporated and $1,100 was paid to China International Capital Corporation.

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the six months ended June 30, 2004, the Fund repurchased 48,614 of its shares at an average discount of 15.97% from net asset value per share. Since the inception of the program, the Fund has repurchased 15,192,619 of its shares at an average discount of 20.48% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On June 21, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0121 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

H. SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                VOTES IN      VOTES
                                FAVOR OF      AGAINST
-------------------------------------------------------------
Wayne E. Hedien                 26,964,395    1,719,125
James F. Higgins                26,964,394    1,719,126
Dr. Manuel H. Johnson           26,982,445    1,701,075

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                         MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley Asia-Pacific Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS MORGAN STANLEY CLOSED-END FUNDS SHARE REPURCHASE PROGRAM

Morgan Stanley Asia-Pacific Fund, Inc.
1/1/04-6/30/04

                                                              Total Number of Shares           Maximum Number of
                                                       Purchased as Part of Publicly      Shares that May Yet Be
         Total Number of Shares    Average Price Paid             Announced Plans or   Purchased Under the Plans
Period                Purchased             per Share                       Programs                 or Programs
------   ----------------------    ------------------  -----------------------------   -------------------------

January                       -                     -                              -             Unlimited
February                      -                     -                              -             Unlimited
March                         -                     -                              -             Unlimited
April                         -                     -                              -             Unlimited
May                      48,614                $10.68                         48,614             Unlimited
June                          -                     -                              -             Unlimited

*The Share Repurchase Program commenced on 1/23/1998

**The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

Not Applicable

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is resaonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Asia-Pacific Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004